PROPERTY, PLANT AND EQUIPMENT (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment
Balance, beginning of year	R$ 41,120,945
Balance, end of year	40,242,196		R$ 41,120,945
Property, plant and equipment pledged as collateral	21,419,039		24,985,741
Capitalized interest amount	R$ 7,940	R$ 1,032
Average monthly rate of interest capitalization	9.21%	9.08%
Gross
Property, Plant and Equipment
Balance, beginning of year	R$ 63,512,967	R$ 25,402,513	25,402,513
Additions	559,126		2,001,674
Write-offs	(41,311)		(337,759)
Business combination			27,206,328
Transfer and other	(31,543)		(212,630)
Balance, end of year	63,999,239		63,512,967
Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination			9,445,315
Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination			2,078
Gross | Ibema Companhia Brasileira de Papel
Property, Plant and Equipment
Fair value adjustment from business combination			5,448
Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(22,392,022)	(8,382,254)	(8,382,254)
Additions	(1,380,411)		(2,470,251)
Write-offs	15,390		156,562
Transfer and other			548,038
Balance, end of year	(23,757,043)		(22,392,022)
Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Business combination			(11,606,879)
Fair value adjustment from business combination			(624,327)
Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination			(12,318)
Accumulated Depreciation and Amortization | Ibema Companhia Brasileira de Papel
Property, Plant and Equipment
Fair value adjustment from business combination			(593)
Lands
Property, Plant and Equipment
Balance, beginning of year	10,321,574
Balance, end of year	10,338,275		10,321,574
Lands | Gross
Property, Plant and Equipment
Balance, beginning of year	10,321,574	5,104,717	5,104,717
Additions			337,932
Write-offs	(20,032)		(92,705)
Business combination			2,151,338
Transfer and other	36,733		182,621
Balance, end of year	R$ 10,338,275		10,321,574
Lands | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination			2,637,671
Buildings
Property, Plant and Equipment
Average rate %	3.00%
Property, Plant and Equipment
Balance, beginning of year	R$ 5,787,873
Balance, end of year	6,041,750		5,787,873
Buildings | Gross
Property, Plant and Equipment
Balance, beginning of year	8,767,789	3,058,520	3,058,520
Additions	1,660		1,943
Write-offs	(1,427)		(36,276)
Business combination			3,918,552
Transfer and other	391,322		323,029
Balance, end of year	9,159,344		8,767,789
Buildings | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination			1,502,021
Buildings | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(2,979,916)	(906,616)	(906,616)
Additions	(138,227)		(255,888)
Write-offs	549		26,886
Transfer and other			29,906
Balance, end of year	R$ (3,117,594)		(2,979,916)
Buildings | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Business combination			(1,804,967)
Fair value adjustment from business combination			(63,495)
Buildings | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination			(5,742)
Machinery and equipment and facilities
Property, Plant and Equipment
Average rate %	5.00%
Property, Plant and Equipment
Balance, beginning of year	R$ 23,670,191
Balance, end of year	22,806,761		23,670,191
Machinery and equipment and facilities | Gross
Property, Plant and Equipment
Balance, beginning of year	42,520,577	16,441,031	16,441,031
Additions	100,769		136,855
Write-offs	(14,685)		(172,458)
Business combination			20,255,811
Transfer and other	232,284		740,879
Balance, end of year	42,838,945		42,520,577
Machinery and equipment and facilities | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination			5,109,939
Machinery and equipment and facilities | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination			3,072
Machinery and equipment and facilities | Gross | Ibema Companhia Brasileira de Papel
Property, Plant and Equipment
Fair value adjustment from business combination			5,448
Machinery and equipment and facilities | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(18,850,386)	(7,248,143)	(7,248,143)
Additions	(1,191,572)		(2,123,193)
Write-offs	9,774		115,732
Transfer and other			508,585
Balance, end of year	(20,032,184)		(18,850,386)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Business combination			(9,552,825)
Fair value adjustment from business combination			(543,468)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination			(6,481)
Machinery and equipment and facilities | Accumulated Depreciation and Amortization | Ibema Companhia Brasileira de Papel
Property, Plant and Equipment
Fair value adjustment from business combination			(593)
Work in progress
Property, Plant and Equipment
Balance, beginning of year	969,701
Balance, end of year	661,526		969,701
Work in progress | Gross
Property, Plant and Equipment
Balance, beginning of year	969,701	466,156	466,156
Additions	452,661		1,477,420
Write-offs	(5)		(1,462)
Business combination			425,868
Transfer and other	(760,831)		(1,397,398)
Balance, end of year	661,526		969,701
Work in progress | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination			(883)
Other
Property, Plant and Equipment
Balance, beginning of year	371,606
Balance, end of year	R$ 393,884		371,606
Other | Minimum
Property, Plant and Equipment
Average rate %	10.00%
Other | Maximum
Property, Plant and Equipment
Average rate %	20.00%
Other | Gross
Property, Plant and Equipment
Balance, beginning of year	R$ 933,326	332,089	332,089
Additions	4,036		47,524
Write-offs	(5,162)		(34,858)
Business combination			454,759
Transfer and other	68,949		(61,761)
Balance, end of year	1,001,149		933,326
Other | Gross | Fibria
Property, Plant and Equipment
Fair value adjustment from business combination			195,684
Other | Gross | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination			(111)
Other | Accumulated Depreciation and Amortization
Property, Plant and Equipment
Balance, beginning of year	(561,720)	R$ (227,495)	(227,495)
Additions	(50,612)		(91,170)
Write-offs	5,067		13,944
Transfer and other			9,547
Balance, end of year	R$ (607,265)		(561,720)
Other | Accumulated Depreciation and Amortization | Fibria
Property, Plant and Equipment
Business combination			(249,087)
Fair value adjustment from business combination			(17,364)
Other | Accumulated Depreciation and Amortization | Facepa
Property, Plant and Equipment
Fair value adjustment from business combination			R$ (95)